CONCENTRATIONS	12 Months Ended
Jun. 30, 2024
CONCENTRATIONS
CONCENTRATIONS

NOTE 21. CONCENTRATIONS

Credit risk

As of June 30, 2023 and June 30, 2024, approximately ¥45.5 million and ¥90.3 million ($12.4 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥40.0 million and ¥84.4 million ($11.6 million) as of June 30, 2023 and June 30, 2024, respectively. As of June 30, 2023 and June 30, 2024, approximately ¥240.3 million and ¥108.7 million ($15.0 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥238.8 million and ¥105.5 million ($14.5 million) as of June 30, 2023 and June 30, 2024, respectively.

Customer concentration risk

For the year ended June 30, 2022, CNPC represented 50%, SINOPEC represented 28%, and another customer represented 10% of the Company’s total revenue, respectively. At June 30, 2022, CNPC accounted for 49%, SINOPEC represented 22% and another customer accounted for 14% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2023, CNPC represented 43% and SINOPEC represented 32% of the Company’s total revenue, respectively. At June 30, 2023, CNPC accounted for 31%, SINOPEC represented 27% and another two customers accounted for 11% and 10% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2024, CNPC represented 48% and SINOPEC represented 19% of the Company’s total revenue, respectively. At June 30, 2024, CNPC accounted for 38%, SINOPEC represented 27% and another customer accounted for 6% of the Company’s accounts receivable, net, respectively.